1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3158 Fax

February 28, 2020

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	AUL American Unit Trust
Securities Act File No. 033-31375
Post-Effective Amendment No. 48
Investment Company Act File No. 811-5929
Amendment No. 50

Ladies and Gentlemen:

On behalf of the AUL American Unit Trust (the “Trust”) and American United Life Insurance Company, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 48 (“PEA 48”) to the Trust’s Registration Statement on Form N-4 (“Registration Statement”) under the 1933 Act and Amendment No. 50 to the Registration Statement under the Investment Company Act of 1940, as amended.  The primary purpose of this filing is to make certain revisions regarding the ability of contract owners to select certain investment options.  We have also made additional updating changes as this filing is being made in connection with the Trust’s annual update to the Registration Statement.

For the convenience of the SEC staff in reviewing the Registration Statement, the Registration Statement is marked to indicate the changes effected in the Registration Statement by PEA 48.

All changes will be effective as of May 1, 2020. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments on PEA 48, through a subsequent amendment to the Registration Statement filed pursuant to Rule 485(b) under the 1933 Act in April 2020.

Should you have any questions or comments regarding this filing, please contact the undersigned at 202-261-3314.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

CFR